SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Revenue by Major Customer
For the three and six months ended June 30, 2015 and 2014, revenues from the following charterers accounted for over 10% of our consolidated revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2015		2014		2015		2014
Petrobras	25,005	24%	25,101	25%	49,506	24%	49,269	26%
PTNR	17,417	16%	16,353	16%	33,810	16%	33,278	18%
Golar LNG Limited	14,705	14%	—	—%	24,995	12%	—	—%
KNPC	14,097	12%	14,097	14%	18,899	9%	14,716	8%
DUSUP	5,428	5%	11,974	12%	17,563	9%	23,817	13%
Pertamina	9,540	9%	9,934	10%	18,906	9%	19,793	10%
BG Group plc	6,401	6%	16,848	17%	18,248	6%	33,919	18%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2015	2014	2015	2014

Brazil	25,005	25,101	49,506	49,269
Indonesia	17,417	16,353	33,810	33,278
Kuwait	14,097	14,097	18,899	14,716
United Arab Emirates	5,428	11,974	17,563	23,817

Fixed assets, net	June 30,	December 31,
(in thousands of $)	2015	2014

Brazil	381,118	392,132
Kuwait	279,281	281,946
Indonesia	212,606	219,610
United Arab Emirates	138,373	133,082
Jordan	386,054	—